Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended	1 Months Ended		0 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended							36 Months Ended					12 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended		12 Months Ended
	Aug. 21, 2013	Dec. 31, 2013 segment property	Dec. 31, 2012 property		Dec. 31, 2011		Sep. 15, 2013	Dec. 31, 2010	Dec. 31, 2013 Series C Preferred Stock [Member]	Jun. 07, 2013 Series C Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Nov. 07, 2013 CapLease [Member]	Nov. 05, 2013 CapLease [Member]	Nov. 11, 2013 Private Placement [Member]		Jun. 07, 2013 Private Placement [Member]		Dec. 31, 2013 Building [Member]	Dec. 31, 2013 Direct Financing Lease [Member]	Nov. 05, 2013 Contingent Valuation Rights [Member] Common Stock [Member]	Sep. 30, 2013 Contingent Valuation Rights [Member] Common Stock [Member]	Nov. 05, 2013 Contingent Valuation Rights [Member] Preferred Stock [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Furniture and Fixtures [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Furniture and Fixtures [Member]	Dec. 31, 2013 ARCT III Share Repurchase Program [Member]	Dec. 31, 2012 ARCT III Share Repurchase Program [Member]	Dec. 31, 2011 ARCT III Share Repurchase Program [Member]	Dec. 31, 2013 ARCT III Share Repurchase Program [Member]	Dec. 31, 2013 One Year [Member] ARCT III Share Repurchase Program [Member]	Dec. 31, 2013 Two Years [Member] ARCT III Share Repurchase Program [Member]	Dec. 31, 2013 Three Years [Member] ARCT III Share Repurchase Program [Member]	Dec. 31, 2013 Four Years [Member] ARCT III Share Repurchase Program [Member]	Dec. 31, 2013 In-Please Leases [Member] Minimum [Member]	Dec. 31, 2013 In-Please Leases [Member] Maximum [Member]	Jul. 29, 2013 Convertible Senior Notes [Member]	Dec. 10, 2013 Convertible Senior Notes [Member] 2020 Notes [Member]	Sep. 30, 2013 Convertible Senior Notes [Member] Underwriter's Option to Purchase Addtional Notes, Proceeds [Member] Original 2018 Notes [Member]	Sep. 30, 2013 Convertible Senior Notes [Member] Underwriter's Option to Purchase Addtional Notes, Proceeds [Member] Reopened 2018 Notes [Member]	Feb. 28, 2013 ARCP Merger [Member] Option Two [Member] Cash [Member]	Feb. 28, 2013 ARCP shares converted from ARCT III shares [Member] Option Two [Member] Cash [Member]	Dec. 31, 2013 ARCT III [Member]	Dec. 31, 2012 ARCT III [Member]	Dec. 31, 2011 ARCT III [Member]	Dec. 31, 2013 ARCT IV / ARCP Merger [Member]	Dec. 31, 2012 ARCT IV / ARCP Merger [Member]
Issuance of common stock (in shares)			3,737,500	[1],[2]	7,147,034	[1],[3]					47,161,562 [1]			15,126,498	[1]	29,411,764	[1]
Lease Up Period																							6 months		18 months
Loss on Sale of Properties		$ 0
Deferred Rent Credit		20,300,000	4,300,000
Deferred Finance Costs, Net		81,100,000	15,100,000
Share Price																															$ 9.25	$ 9.50	$ 9.75	$ 10.00
Share Repurchase Price																															92.50%	95.00%	97.50%	100.00%
Deferred Costs, Leasing, Net		200,000	200,000
Deferred Offering Costs			100,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01				$ 0.01																																				$ 0.01			$ 0.01
Number of Operating Segments		1
Finite-Lived Intangible Asset, Useful Life																																			2 years	20 years
Gain (loss) on held for sale properties		14,000	(600,000)		(815,000)
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation																		40 years						5 years		15 years
Stock Repurchase Program, Authorized Amount	250,000,000
Number of Shares		600,000																									4,956	180,744	2,375	188,075
Stock Repurchased During Period, Price Per Share		$ 13.06
Stock Repurchased During Period, Value		7,500,000
Percentage of shares outstanding																																									16.50%
Amount of Cash																																									$ 12.00
Cash and cash equivalents		52,725,000	292,575,000		19,331,000			0
Shares, Outstanding																																									29,200,000	27,700,000
Proceeds from issuance of convertible debt		967,786,000	0		0																																300,000,000	402,500,000	10,000,000	287,500,000
Real Estate Investment Property, at Cost		7,450,699,000	1,875,268,000																13,400,000
Antidilutive securities excluded from computation of earnings per share		9,591,173	1,621,349
Convertible preferred stock, issued										28,400,000
Stock Issued During Period, Value, New Issues									445,000,000
Preferred Stock, Contingent Value Rights Issued										28,400,000
Repayment of Common Stock Contingent Value Rights																				23,700,000	20,400,000
Repayment of Common Stock Contingent Value Rights, per share																				1.50
Common stock, issued		239,234,725	184,553,676										1,400,000																															155,700,000	9,800,000	5,400,000
Cash Amount												441,400,000
Liquidation amount, per share																						0.90
Liquidation amount																						25,600,000
Number Of Real Estate Properties, Held for Sale		1	2
Cash in excess of FDIC limit		44,300,000	288,900,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan																																											500,000	2,700,000	27,169	500,000	7,690.023
Stock Issued During Period, Value, Dividend Reinvestment Plan																																											4,900,000	26,800,000	300,000	20,700,000	400,000
Universal Shelf and Resale Registration			500,000,000
Gain (Loss) on Settlement of Valuation Rights		$ 69,700,000

[1]	Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
[2]	Excludes 155.7 million and 5.4 million shares of common stock that were issued by ARCT III and ARCT IV, respectively, for gross proceeds of $1.6 billion and $255.0 million, respectively.
[3]	Excludes 9.8 million shares of common stock that were issued by ARCT III for gross proceeds of $102.2 million